ACQUISITIONS Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the adjusted purchase price and the allocations thereof, based on our estimates of fair value, for the acquisition of natural gas and crude oil properties during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011			2010
	Merit (1)	Seneca-Upshur	2003/2002-D Partnerships	2005 Partnerships	Permian	2004 Partnerships
	(in thousands)

Total acquisition cost	$304,643	$69,618	$29,960	$43,015	$114,273	$34,768

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets acquired:
Natural gas and crude oil properties - proved	$180,259	$20,175	$27,940	$39,825	$45,592	$32,730
Natural gas and crude oil properties - unproved	151,428	49,100	—	—	71,647	—
Other assets	3,631	10,196	3,455	3,848	—	3,396
Total assets acquired	335,318	79,471	31,395	43,673	117,239	36,126
Liabilities assumed:
Asset retirement obligation	13,870	8,157	497	300	2,351	912
Other accrued expenses	10,100	—	—	—	615	126
Other liabilities	6,705	1,696	938	358	—	320
Total liabilities assumed	30,675	9,853	1,435	658	2,966	1,358
Total identifiable net assets acquired	$304,643	$69,618	$29,960	$43,015	$114,273	$34,768

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(1) Assets acquired and liabilities assumed in the Merit Acquisition are subject to post-closing adjustments as more detailed analyses are completed and additional information is obtained about the acquired natural gas and crude oil properties.

Business Acquisition, Pro Forma Information [Table Text Block]
Pro Forma Information. The results of operations for the Merit Acquisition have been included in our consolidated financial statements since the June 29, 2012 closing date, including approximately $11.4 million of total revenue and $9.5 million of income from operations. The following unaudited pro forma financial information presents a summary of the consolidated results of operations for the years ended December 31, 2012 and December 31, 2011, assuming the Merit Acquisition had been completed as of January 1, 2011, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations that would have been achieved if the Merit Acquisition had been effective as of these dates, or of future results.

	Year Ended December 31,
	2012	2011
	(in thousands, except per share amounts)

Total revenues	$370,488	$438,204
Total costs, expenses and other	521,178	366,120
Net income (loss)	$(119,343)	$45,688

Earnings per share:
Basic	$(4.31)	$1.94
Diluted	$(4.31)	$1.91